INTEREST RECEIVABLE (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
INTEREST RECEIVABLE [Abstract]
Interest receivable	$ 954,349	$ 675,795
PIK receivable	210,588	177,183
Unused fees	40,367	74,314
Total interest receivable	$ 1,205,304	$ 927,292